Leases - Schedule of Maturities of Lease Liabilities (Details)	Jun. 30, 2025 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 799,471
2027	267,808
Total lease payments	1,067,279
Less: imputed interest	(58,323)
Total	$ 1,008,956